Goodwill - Schedule of Change in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Opening balance	$ 9,051,410	$ 9,022,075	$ 8,971,670
Current period acquisitions (Note 6)	0	46,126	36,750
Prior period acquisition (Note 6)	5,109	0	0
Impairment	(364,248)	0	0
Foreign exchange movement	39,418	(16,791)	13,655
Closing balance	$ 8,731,689	$ 9,051,410	$ 9,022,075